BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
Revenues	$ 1,480	[1]	$ 4,232	[1]	$ 6,211	[1]
Operating expenses, net - primarily lease, sub-contractors and communications	4,387	[2]	3,809	[2]	3,094
Purchase of property and equipment	$ 3,003		$ 2,536		$ 1,078

[1]	Distribution of the Company's products on a non-exclusive basis.
[2]	The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company subleases part of the office space to related parties and provides certain services to related parties.